Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000180528
Shareholder Report [Line Items]
Fund Name	Arrow Reserve Capital Management ETF
Trading Symbol	ARCM
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Reserve Capital Management ETF	$25	0.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 46,040,660
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 23,075
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,040,660 Number of Portfolio Holdings82 Advisory Fee (net of waivers)$23,075 Portfolio Turnover71%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	56.8%
Municipal Bonds	0.6%
U.S. Government & Agencies	42.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Communications	0.1%
Special Tax	0.6%
Materials	1.1%
Real Estate	1.6%
Technology	1.9%
Consumer Discretionary	2.6%
Consumer Staples	3.1%
Health Care	5.2%
Utilities	10.8%
Industrials	12.0%
Financials	18.4%
U.S. Treasury Obligations	42.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.210%, 09/02/25	8.9%
United States Treasury Note, 4.250%, 01/31/26	7.5%
United States Treasury Bill, 4.290%, 10/21/25	6.1%
United States Treasury Bill, 4.260%, 09/16/25	5.0%
RTX Corporation, 3.950%, 08/16/25	4.4%
United States Treasury Note, 4.375%, 07/31/26	3.5%
United States Treasury Note, 4.500%, 03/31/26	3.0%
United States Treasury Bill, 4.290%, 10/23/25	2.5%
United States Treasury Bill, 4.260%, 09/11/25	2.5%
Southern Company (The), 3.250%, 07/01/26	2.1%